CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (66,504)	$ (130,368)	$ (83,946)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	19,250	16,203	14,228
Share-based compensation	140,101	120,821	95,436
Amortization of premium and accretion of discount on marketable securities, net	(4,570)	3,894	7,532
Deferred income taxes, net	(7,879)	(15,630)	(11,972)
Amortization of debt discount and issuance costs	2,996	2,980	17,792
Increase in trade receivables	(65,655)	(7,606)	(20,083)
Increase in prepaid expenses, other current and long-term assets and others	(45,016)	(37,141)	(44,423)
Changes in operating lease right-of-use assets	6,566	4,558	6,204
Increase (decrease) in trade payables	(2,669)	4,053	1,499
Increase in short-term and long-term deferred revenue	72,190	91,167	74,767
Increase in employees and payroll accruals	6,981	714	23,821
Increase (decrease) in accrued expenses and other current and long-term liabilities	7,507	4,801	(101)
Changes in operating lease liabilities	(7,094)	(8,738)	(6,014)
Net cash provided by operating activities	56,204	49,708	74,740
Cash flows from investing activities:
Investment in short-term and long-term deposits	(337,835)	(496,894)	(369,088)
Proceeds from short-term and long-term deposits	319,542	532,563	264,019
Investment in marketable securities and other	(406,633)	(375,731)	(357,210)
Proceeds from sales and maturities of marketable securities and other	344,046	325,472	243,013
Purchase of property and equipment	(4,948)	(12,517)	(8,928)
Business acquisitions, net of cash acquired (Schedule A)	0	(41,285)	0
Net cash used in investing activities	(85,828)	(68,392)	(228,194)
Cash flows from financing activities:
Proceeds from (payments of) withholding tax related to employee stock plans	11,188	(184)	(789)
Proceeds from exercise of stock options	11,065	1,968	11,738
Proceeds in connection with employee stock purchase plan	15,831	15,143	0
Payments of contingent consideration related to acquisitions (Schedule A)	0	(4,702)	0
Net cash provided by financing activities	38,084	12,225	10,949
Increase (decrease) in cash, cash equivalents and restricted cash	8,460	(6,459)	(142,505)
Effect of exchange rate differences on cash, cash equivalents and restricted cash	135	(3,053)	(689)
Cash, cash equivalents and restricted cash at the beginning of the year	347,338	356,850	500,044
Cash and cash equivalents at the end of the year	355,933	347,338	356,850
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	896	28,256	0
Non-cash purchase of property and equipment	1,022	1,769	2,165
Exercise of stock options	0	0	127
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes, net	11,435	9,302	8,404
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Goodwill	153,241	$ 153,241	$ 123,717
AAPI1, Inc. [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net	(9)
Goodwill	11,809
Technology	6,716
Deferred taxes asset	(827)
Total	17,689
C3M, LLC [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net	(293)
Property and equipment	30
Other long-term liabilities	(445)
Goodwill	17,715
Technology	9,581
Deferred taxes asset	1,710
Total	$ 28,298